PGIM US Large-Cap Buffer 20 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 102.4%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $20,467)(wb)	20,467	$20,467
Options Purchased*~ 101.3%
(cost $1,782,170)		1,811,060

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.4% (cost $1,802,637)		1,831,527
Options Written*~ (2.4)%
(premiums received $39,494)		(42,581)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $1,763,143)		1,788,946
Liabilities in excess of other assets(z) (0.0)%		(585)

Net Assets 100.0%		$1,788,361

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/24	$5.29		33		3	$1,794,178
SPDR S&P 500 ETF Trust	Put	09/30/24	$528.69		33		3	16,882
Total Options Purchased (cost $1,782,170)								$1,811,060

PGIM US Large-Cap Buffer 20 ETF - October
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	09/30/24	$553.59		33		3	$(41,045)
SPDR S&P 500 ETF Trust	Put	09/30/24	$422.95		33		3	(1,536)
Total Options Written (premiums received $39,494)							$(42,581)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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